Additional Balance Sheet Information	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures
7. Additional Balance Sheet Information
Inventories, net consisted of the following as of December 31, (in thousands):

	2022	2021
Raw materials and work in process	$48	$5,233
Electric motorcycles and electric balance bikes	25,291	8,636
Parts and accessories and apparel	3,876	2,928

Inventories, net	$29,215	$16,797

Inventory valuation reserves deducted from cost were $1,320 thousand and $7,021 thousand as of December 31, 2022 and 2021, respectively.
Other current assets primarily include prepaid expenses of $3,700 thousand as of December 31, 2022. As of December 31, 2021, Other current assets included $3,025 thousand of prepaid supplier deposits relating to future inventory purchases.

Property, plant and equipment, net consisted of the following as of December 31, (in thousands):

	2022	2021
Construction in progress	$26,362	$9,746
Tooling	9,874	10,155
Machinery and equipment	3,488	3,317
Software	2,799	2,798
Leasehold improvements	1,635	1,266

	44,158	27,282
Accumulated depreciation	(12,591)	(9,388)

Property, plant and equipment, net	$31,567	$17,894

Depreciation was $3,939 thousand, $4,256 thousand and $3,480 thousand for the years ending December 31, 2022, 2021 and 2020, respectively. Software, net of accumulated amortization, included in Property, plant and equipment, net, was $1,309 thousand and $2,242 thousand as of December 31, 2022 and 2021, respectively. The Company had $7,748 thousand related to purchases of property, plant and equipment included in Accrued liabilities as of December 31, 2022, and $3,651 thousand and $2,461 thousand related to purchases of property, plant and equipment included in Accounts payable as of December 31, 2021 and 2020, respectively.
Other long-term assets consisted primarily of capitalized implementation costs incurred in connection with cloud computing arrangements that do not include a license to internal-use
software in accordance with Accounting Standards Update
2018-15.
Accrued liabilities consisted of the following as of December 31, (in thousands):

	2022	2021
Payroll and employee benefits	$4,641	$6,129
Engineering	4,377	2,680
Warranty and recalls	397	720
Deferred revenue	163	1,644
Sales incentives	—	795
Taxes	352	918
Accrued capital expenditures	7,748	—
Other	2,665	2,688

Accrued liabilities	$20,343	$15,574

Prior to consummation of the Business Combination, the Company has a liability related to an excess firm purchase commitment to a supplier on a carve-out
accounting basis. This liability remained with
H-D
as part of the Separation Agreement in connection with the Business Combination. The total obligation was $5,330 thousand as of December 31, 2021, all recorded as a non-current
liability in Long-term supplier liability on the Consolidated balance sheets. The Company did not have any excess firm purchase commitment liabilities as of December 31, 2022.